               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C

                        SUPPLEMENT DATED JULY 15, 1998
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1998
                                    FOR THE
                        ADVISOR'S EDGE VARIABLE ANNUITY

                                  OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The Board of Directors of First Providian Life and Health Insurance Company ("FPLH") and AUSA Life Insurance Company, Inc. ("AUSA Life") have approved a plan of merger pursuant to which FPLH would merge with and into AUSA Life. The merger agreement is dated March 27, 1998. The merger is expected to be consummated on or about October 1, 1998, subject to the approval of applicable regulatory authorities. FPLH and AUSA Life are wholly-owned indirect subsidiaries of AEGON USA, Inc.

If the merger is consummated, First Providian Life and Health Insurance Company Separate Account C will become a separate account of AUSA Life. All FPLH contracts will remain outstanding in accordance with their terms. Information concerning AUSA Life will be sent to contract holders shortly after the merger is effective.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C

                        SUPPLEMENT DATED JULY 15, 1998
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1998
                                    FOR THE
                         DIMENSIONAL VARIABLE ANNUITY

                                  OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The Board of Directors of First Providian Life and Health Insurance Company ("FPLH") and AUSA Life Insurance Company, Inc. ("AUSA Life") have approved a plan of merger pursuant to which FPLH would merge with and into AUSA Life. The merger agreement is dated March 27, 1998. The merger is expected to be consummated on or about October 1, 1998, subject to the approval of applicable regulatory authorities. FPLH and AUSA Life are wholly-owned indirect subsidiaries of AEGON USA, Inc.

If the merger is consummated, First Providian Life and Health Insurance Company Separate Account C will become a separate account of AUSA Life. All FPLH contracts will remain outstanding in accordance with their terms. Information concerning AUSA Life will be sent to contract holders shortly after the merger is effective.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C

                        SUPPLEMENT DATED JULY 15, 1998
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1998
                                    FOR THE
                            PGA RETIREMENT ANNUITY

                                  OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The Board of Directors of First Providian Life and Health Insurance Company ("FPLH") and AUSA Life Insurance Company, Inc. ("AUSA Life") have approved a plan of merger pursuant to which FPLH would merge with and into AUSA Life. The merger agreement is dated March 27, 1998. The merger is expected to be consummated on or about October 1, 1998, subject to the approval of applicable regulatory authorities. FPLH and AUSA Life are wholly-owned indirect subsidiaries of AEGON USA, Inc.

If the merger is consummated, First Providian Life and Health Insurance Company Separate Account C will become a separate account of AUSA Life. All FPLH contracts will remain outstanding in accordance with their terms. Information concerning AUSA Life will be sent to contract holders shortly after the merger is effective.